Stock-Based Compensation (Details) - Schedule of Share Options Outstanding - ¥ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Share Options Outstanding [Abstract]
Number of share options, At the beginning	3,253,565	3,253,565	3,253,565
Average exercise price per share option, At the beginning (in Yuan Renminbi per share)	¥ 32.402	¥ 29.3156	¥ 29.3156
Number of share options, Granted during the period
Average exercise price per share option, Granted during the period (in Yuan Renminbi per share)
Number of share options, Forfeited during the period
Average exercise price per share option, Forfeited during the period (in Yuan Renminbi per share)
Number of share options, Exercised during the period
Average exercise price per share option, Exercised during the period (in Yuan Renminbi per share)
Number of share options, Expired during the period
Average exercise price per share option, Expired during the period (in Yuan Renminbi per share)
Number of share options, At the ending	3,253,565	3,253,565	3,253,565
Average exercise price per share option, At the ending (in Yuan Renminbi per share)	¥ 32.402	¥ 32.402	¥ 29.3156